WCM Focused International Growth Fund (Prospectus Summary) | WCM Focused International Growth Fund
WCM Focused International Growth Fund
Investment Objective
The Fund's investment objective is to seek long term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	WCM Focused International Growth Fund
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee or overnight check delivery fee	20
Retirement account fees (annual maintenance and redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WCM Focused International Growth Fund
Management fees		0.85%
Distribution (Rule 12b-1) Fee		none
Other expenses (includes shareholder service fee of up to 0.25%)	[1]	0.54%
Total annual fund operating expenses		1.39%
Fee waiver and/or expense reimbursements	[2]	(0.14%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.25%
[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until August 31, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
WCM Focused International Growth Fund	127	426

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depository receipts of
non-U.S. domiciled companies. The Fund's investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities of non-U.S. domiciled companies located in developed countries but may also invest in emerging markets.

The Fund's investments in depository receipts may include American, European, and Global Depository Receipts ("ADRs", "EDRs", and "GDRs", respectively). ADRs are receipts that represent interests in foreign securities held on deposit by
U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

The Fund's advisor uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and show a high probability for superior future growth. The advisor's investment process focuses on seeking companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The
Fund's advisor also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in any size companies, it will generally invest in large established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund is non-diversified and therefore is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.

Principal Risks of Investing
The Fund's principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Market risk is the risk that the Fund's share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses.

Foreign Securities Risk. The prices of foreign securities may be more volatile than those of U.S. securities because of economic conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than
U.S. financial firms. The Fund's investments in depository receipts are also subject to these risks.

Currency Risk. Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the
U.S. dollar will decline in value relative to the currency being hedged.

Emerging Markets Risks. The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund's advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Non-Diversification Risk. The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Performance
The Fund is new and it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the
Fund has been in operation for one calendar year.